Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of Income tax provision (benefit)

	For the year ended December 31,
	2019	2018
Current:
Federal	-	-
State	-	-
Foreign	784,343	1,469,911
	784,343	1,469,911
Deferred:
Federal	-	-
State	-	-
Foreign	63,024	(76,955)
	63,024	(76,955)
Provision for income taxes	$847,367	$1,392,956

Schedule of deferred tax assets and liabilities

	For the year ended December 31,
	2019	2018
Deferred tax assets:
Allowance for doubtful accounts	164,950	252,780
Inventories	20,180	26,716
Loss carried forward	7,851	6,924
Deferred Income	326,782	299,155
Total deferred tax assets	519,763	585,575
Deferred tax liabilities:
Others	-	-
Total deferred tax liabilities	-	-
Less: Valuation Allowance	(5,958)	(6,923)
Net deferred tax assets	$513,805	$578,652

Schedule of reconciliations of the statutory income tax rate to the effective income tax rate

profit before taxation		5,934,533
PRC Statutory tax rate		25%
Expected taxation at statutory tax rate	25.00%	1,483,633
Non-deductible expenses	0.42%	24,632
R&D Super-deduction	(4.46)%	(264,972)
Under-accrued CIT for previous year	1.90%	112,884
Effect of differing tax rates in different jurisdictions	(9.46)%	(561,599)
Addition to Valuation Allowance	(0.02)%	(965)
Others	0.91%	53,754
Effective tax rate	14.28%	847,367

profit before taxation		8,016,507
PRC Statutory tax rate		25%
Expected taxation at statutory tax rate	25%	2,004,127
Non-deductible expenses	1.10%	88,540
R&D Super-deduction	(3.53)%	(282,645)
Under-accrued CIT for previous year	2.90%	232,429
Effect of differing tax rates in different jurisdictions	(10.37)	(830,913)
Addition to Valuation Allowance	0.09%	6,923
Others	2.18%	174,495
Effective tax rate	17.38%	1,392,956